Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation
Net book value	€ 289,577	€ 328,920
Cost [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning	1,453,339	1,267,611
Additions	55,123	160,491
Disposals	(2,595)
Exchange differences	(14,342)	25,236
Balance at ending	1,491,525	1,453,339
Accumulated depreciation [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning	(1,124,419)	(993,238)
Disposals	2,594
Exchange differences	13,668	(17,286)
Balance at ending	(1,201,948)	(1,124,419)
Accumulated depreciation
Depreciation charge for the year	(93,791)	(113,894)
Property and equipment [Member]
Accumulated depreciation
Net book value	289,577	328,920
Property and equipment [Member] | Cost [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning	1,453,339	1,267,611
Additions	55,123	160,491
Disposals	(2,595)
Exchange differences	(14,342)	25,236
Balance at ending	1,491,525	1,453,339
Property and equipment [Member] | Accumulated depreciation [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning	(1,124,419)	(993,238)
Disposals	2,594
Exchange differences	13,668	(17,286)
Balance at ending	(1,201,948)	(1,124,419)
Accumulated depreciation
Depreciation charge for the year	(93,791)	(113,894)
Advance payments [Member]
Accumulated depreciation
Net book value
Advance payments [Member] | Cost [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning
Additions
Disposals
Exchange differences
Balance at ending
Advance payments [Member] | Accumulated depreciation [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Property and Equipment [Line Items]
Balance at beginning
Disposals
Exchange differences
Balance at ending
Accumulated depreciation
Depreciation charge for the year